Annual Total Returns [BarChart] - Income Fund - Fund Shares	Dec. 01, 2020
Bar Chart Table:
2010	8.15%
2011	6.87%
2012	7.00%
2013	(0.18%)
2014	5.89%
2015	(1.11%)
2016	5.84%
2017	5.66%
2018	(1.37%)
2019	11.07%